Basis of Presentation and Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Stockholders Equity, Beginning Balance	$ 371,157	$ 287,475	$ 311,338	$ 14,746	$ 77,880	$ 86,405	$ 311,338	$ 86,405
Other comprehensive (loss) income, net of tax	(435)	(1,335)	3,051	(291)	(1,463)	3,433	1,281	1,679
Stockholders Equity, Ending Balance	339,744	$ 371,157	287,475	$ 130,754	$ 14,746	$ 77,880	339,744	$ 130,754
Currency Translation
Accumulated Other Comprehensive Income Loss [Line Items]
Stockholders Equity, Beginning Balance			3,163				3,163
Other comprehensive (loss) income, net of tax							995
Stockholders Equity, Ending Balance	4,158						4,158
Unrealized Gain (Loss) on Investments
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive (loss) income, net of tax							286
Stockholders Equity, Ending Balance	286						286
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income Loss [Line Items]
Stockholders Equity, Beginning Balance			$ 3,163				3,163
Other comprehensive (loss) income, net of tax							1,281
Stockholders Equity, Ending Balance	$ 4,444						$ 4,444